Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The Company’s operations are conducted by its foreign subsidiaries in Latin America and the Caribbean. The foreign subsidiaries are incorporated under the laws of their respective countries and as such the Company is taxed in such foreign countries.

Statutory tax rates in the countries in which the Company operates for fiscal years 2024, 2023 and 2022 were as follows:

	2024	2023	2022
Puerto Rico	18.5%	18.5%	18.5%
Curaçao	22.0%	22.0%	22.0%
USVI	21.0%	21.0%	21.0%
Ecuador, Panama, Uruguay, Martinique, French Guiana and Guadeloupe	25.0%	25.0%	25.0%
Aruba	22.0%	22.0%	25.0%
Chile	27.0%	27.0%	27.0%
Peru	29.5%	29.5%	29.5%
Costa Rica, Mexico and Trinidad and Tobago	30.0%	30.0%	30.0%
Colombia and Argentina	35.0%	35.0%	35.0%
Brazil and Venezuela	34.0%	34.0%	34.0%
Netherlands	25.8%	25.8%	25.8%

Income tax expense, net for fiscal years 2024, 2023 and 2022 consisted of the following:

	2024	2023	2022
Current income tax expense	$121,292	$100,012	$100,925
Deferred income tax income	(11,389)	(4,310)	(15,449)
Income tax expense, net	$109,903	$95,702	$85,476

Income tax expense, net for fiscal years 2024, 2023 and 2022, differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax income (loss) as a result of the following:

	2024	2023	2022
Pre-tax income	$259,282	$278,117	$226,396
Weighted-average statutory income tax rate (i)	38.7%	36.1%	39.0%
Income tax expense at weighted-average statutory tax rate on pre-tax income	100,297	100,411	88,314
Permanent differences:
Change in valuation allowance (ii)	9,956	(254)	381
Expiration and changes in tax loss carryforwards	865	3,784	132
Argentina and Venezuela remeasurement and inflationary impacts (iii)	(2,646)	(16,234)	(10,009)
Non-deductible expenses	17,029	15,548	24,845
Tax benefits and Non-taxable income	(19,845)	(12,826)	(9,740)
Income taxes withholdings on intercompany transactions (iv)	10,520	9,704	6,374
Differences including exchange rate, inflation adjustment and filing differences	(7,849)	(5,586)	(14,485)
Alternative Taxes	1,120	2,109	359
Others (v)	456	(954)	(695)
Income tax expense, net	$109,903	$95,702	$85,476

(i)Weighted-average statutory income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.
(ii)Comprises net changes in valuation allowances for the year, mainly related to net operating losses (“NOLs”).
(iii)Comprises changes in valuation allowance during 2024, 2023 and 2022 for $12,412, $22,825 and $57,329, respectively in Venezuela.
(iv)Comprises income tax withheld on the payment of interest on intercompany loans.
(v)Mainly comprises income tax effects over intercompany transactions which are eliminated for consolidation purposes.
The tax effects of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities as of December 31, 2024 and 2023 are presented below:

	2024	2023
Tax loss carryforwards (i)	$145,977	$153,823
Purchase price allocation adjustment	10,042	12,288
Property and equipment, tax inflation adjustment	48,135	53,238
Other accrued payroll and other liabilities	41,116	41,787
Provision for contingencies, bad debts and obsolescence	15,899	23,126
Other deferred tax assets (ii)	29,316	31,177
Other deferred tax liabilities	(4,061)	(5,784)
Leases (iii)	27,052	29,216
Property and equipment - difference in depreciation rates	(20,375)	(23,200)
Valuation allowance (iv)	(204,898)	(218,674)
Net deferred tax asset	$88,203	$96,997

(i)As of December 31, 2024, the Company and its subsidiaries have accumulated NOLs amounting to $505,336. The Company has NOLs amounting to $184,968, expiring between 2025 and 2029, $139,982, expiring after 2029 and, $180,386 that do not expire. Changes in tax loss carryforwards for the year relate to the utilization of NOLs.
(ii)Other deferred tax assets reflect the net tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes (accounting base) and the amounts used for income tax purposes (tax base). As of December 31, 2024 and 2023, this item includes: provision for regular expenses for $13,940 and $13,070, respectively, in Brazil, Colombia, Mexico, Panama and Venezuela.
(iii)As of December 31, 2024 and 2023, this item includes difference in depreciation of net leases (related to differences between ASC842 and local tax regulation) in Brazil; assets of $200,047 and $240,299 and liabilities of $172,995 and $211,083, respectively.
(iv)In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

The net deferred tax asset of $88,203 as of December 31, 2024, is presented in the consolidated balance sheet as non-current asset and non-current liability amounting to $90,287 and $2,084, respectively.

The net deferred tax asset of $96,997 as of December 31, 2023, is presented in the consolidated balance sheet as non-current asset and non-current liability amounting to $98,163 and $1,166, respectively.

Deferred income taxes have not been recorded for temporary differences related to investments in certain foreign subsidiaries. These temporary differences, comprise undistributed earnings considered permanently invested in subsidiaries amounted to $354,156 as of December 31, 2024. Determination of the deferred income tax liability on these unremitted earnings is not practicable because such liability, if any, is dependent on circumstances existing if and when remittance occurs.

As of December 31, 2024, and 2023, the Company has not identified unrecognized tax benefits that would favorably affect the effective tax rate if resolved in the Company’s favor.

The Company account for uncertain tax positions by determining the minimum recognition threshold that a tax position is required to meet before being recognized in the financial statements. This determination requires the use of significant judgment in evaluating the tax positions and assessing the timing and amounts of deductible and taxable items. The Company is regularly under audit in multiple tax jurisdictions and is currently under examination in several jurisdictions. The Company is generally no longer subject to income tax examinations by tax authorities for years prior to 2018.
As of December 31, 2024, there are certain matters related to the interpretation of income tax laws which could be challenged by tax authorities in an amount of $165 million, related to assessments for the fiscal years 2009 to 2017. No formal claim has been made for fiscal years within the statute of limitation by Tax authorities in any of the mentioned matters, however those years are still subject to audit and claims may be asserted in the future.

It is reasonably possible that, as a result of audit progression within the next 12 months, there may be new information that causes the Company to reassess the tax positions because the outcome of tax audits cannot be predicted with certainty. While the Company cannot estimate the impact that new information may have on their unrecognized tax benefit balance, it believes that the liabilities recorded are appropriate and adequate as determined under ASC 740.

In December 2021, the Organization for Economic Co-operation and Development ("OECD”) published Tax Challenges Arising from the Digitalization of the Economy – Global Anti-Base Erosion Model Rules (Pillar Two): Inclusive Framework on BEPS, hereafter referred to as the "OECD Pillar Two model rules” or "the rules”. The rules are designed to ensure that large multinational enterprises within the scope of the rules pay a minimum level of tax on the income arising in a specific period in each jurisdiction where they operate. In general, the rules apply a system of top-up taxes that brings the total amount of taxes paid on an entity’s excess profit in a jurisdiction up to the minimum rate of 15%.

The Company is within the scope of these rules and the rules have been enacted or substantively enacted in jurisdictions in which the Company operates and became effective as from 1 January 2024. According to the Company’s estimate there is no tax charge to be accrued in connection with the GloBE Rules for the year ended December 31, 2024. The Company continues to follow Pillar Two legislative developments, as further countries enact the Pillar Two model rules, to evaluate the potential future impact on its consolidated results of operations and finance position as well as cash flows.